Significant Accounting Policies - Treasury stock (Details ) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Jun. 17, 2019 USD ($)
Class of Stock [Line Items]
Treasury stock, shares, acquired | shares	1,710,952	1,710,952
Cost of repurchase | ¥		¥ 15.1
Price per share | $ / shares	$ 1.16
ADS
Class of Stock [Line Items]
Stock repurchase program, authorized amount | $			$ 20
Treasury stock, shares, acquired | shares	427,738	427,738
Cost of repurchase | $	$ 2
Price per share | $ / shares	$ 4.65